UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kathleen Doback
           -----------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           -----------------------------------------

Form 13F File Number: 28-05718
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kathleen Doback
        -------------------------
Title:  Financial Manager
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   2/02/2004
-------------------                   -------------                   ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           55
                                         -----------
Form 13F Information Table Value Total:  $87,410,625
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ADVANCED AUTO PARTS COM        COM              00751Y106  1229140   15100          SOLE             SOLE      0    0
AMAZON COM INC COM             COM              023135106    36834     700          SOLE             SOLE      0    0
AMERICREDIT CORP COM           COM              03060R101    46197    2900          SOLE             SOLE      0    0
BEAZER HOMES USA INC COM       COM              07556Q105  1699284   17400          SOLE             SOLE      0    0
BURLINGTON RES INC COM         COM              122014103  2348112   42400          SOLE             SOLE      0    0
CENTEX CORP COM                COM              152312104  3681630   34200          SOLE             SOLE      0    0
CLOSURE MEDICAL CORP           COM              189093107    51135    1500          SOLE             SOLE      0    0
COACH INC COM                  COM              189754104  4647025  123100          SOLE             SOLE      0    0
CORNING INC COM                COM              219350105   610155   58500          SOLE             SOLE      0    0
D R HORTON INC COM             COM              23331A109  5329632  123200          SOLE             SOLE      0    0
DICK'S SPORTING GOODS          COM              253393102    82722    1700          SOLE             SOLE      0    0
EBAY                           COM              278642103  2435797   37700          SOLE             SOLE      0    0
EMBARCADERO TECH               COM              290787100    39875    2500          SOLE             SOLE      0    0
ENCANA CORP COM                COM              292505104  2409784   61100          SOLE             SOLE      0    0
EON LABS INC COM               COM              29412E100  3347415   65700          SOLE             SOLE      0    0
ESS TECHNOLOGY INC COM         COM              269151106    42575    2500          SOLE             SOLE      0    0
FOUNDRY NETWORKS INC COM       COM              35063R100  5042385  184500          SOLE             SOLE      0    0
GEN-PROBE INC NEW COM          COM              36866T103    40117    1100          SOLE             SOLE      0    0
GEVITY HR                      COM              374393106    40032    1800          SOLE             SOLE      0    0
GRAFTECH INTERNATIONAL         COM              384313102    86400    6400          SOLE             SOLE      0    0
HOT TOPIC INC                  COM              441339108    85405    2900          SOLE             SOLE      0    0
HOVNANIAN ENTERPRISES CL A     COM              442487203  5249718   60300          SOLE             SOLE      0    0
HUMANA INC COM                 COM              44485910     89115    3900          SOLE             SOLE      0    0
INT'L GAME TECH                COM              459902102  2334780   65400          SOLE             SOLE      0    0
INTERDIGITAL COMMUNCTN COM     COM              45866A105  1209220   58700          SOLE             SOLE      0    0
INVITROGEN CP                  COM              46185R100  3670275   52500          SOLE             SOLE      0    0
JLG INDUSTRIES INC             COM              466210101    82242    5400          SOLE             SOLE      0    0
JOY GLOBAL INC COM             COM              481165108    73220    2800          SOLE             SOLE      0    0
LENNAR CORP COM                COM              526057104  4041600   42100          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS COM     COM              53215T106  2913465  451700          SOLE             SOLE      0    0
LIFE PARTNERS INC.,            COM              53215T106  6355830  985400          SOLE             SOLE      0    0
(Restricted)
MARTEK BIOSCIENCES CP COM      COM              57290110     45563     700          SOLE             SOLE      0    0
METROLOGIC INSTRUMENTS         COM              591676101    48600    1800          SOLE             SOLE      0    0
MURPHY OIL CP                  COM              626717102  1175580   18000          SOLE             SOLE      0    0
NATIONAL SEMICONDUCTOR         COM              637640103   969486   24600          SOLE             SOLE      0    0
NEXTEL COMMUNICATIONS CL A     COM              65332V103    44896    1600          SOLE             SOLE      0    0
OMNIVISION TECHNOLOGIES        COM              682128103   116025    2100          SOLE             SOLE      0    0
PHARMACEUTICAL RES COM         COM              717125108  1192245   18300          SOLE             SOLE      0    0
PLACER DOME INC COM            COM              725906101    41193    2300          SOLE             SOLE      0    0
PULTE CP                       COM              745867101  1760056   18800          SOLE             SOLE      0    0
QUALCOMM INC                   COM              747525103  2469994   45800          SOLE             SOLE      0    0
RYLAND GROUP INC COM           COM              783764103  5141120   58000          SOLE             SOLE      0    0
SANMINA CORP COM               COM              800907107    40320    3200          SOLE             SOLE      0    0
SELECT MEDICAL CORP COM        COM              816196109  2272688  139600          SOLE             SOLE      0    0
SINA CORP ORD                  COM              G81477104    70875    2100          SOLE             SOLE      0    0
STANDARD PACIFIC CP            COM              85375C101  2369240   48800          SOLE             SOLE      0    0
STEEL DYNAMICS                 COM              858119100    87400    3800          SOLE             SOLE      0    0
STILLWATER MNG CO COM          COM              86074Q10     40194    4200          SOLE             SOLE      0    0
SYMANTEC CORP                  COM              871503108    82800    2400          SOLE             SOLE      0    0
TETRA TECH INC                 COM              88162G103    84524    3400          SOLE             SOLE      0    0
TEVA PHARMACEUTICALS           COM              881624209  2415846   42600          SOLE             SOLE      0    0
UNITED RENTALS INC COM         COM              911363109    44298    2300          SOLE             SOLE      0    0
URBAN OUTFITTERS INC COM       COM              917047102  3490110   94200          SOLE             SOLE      0    0
USANA HEALTH SCIENCES          COM              90328M10     39780    1300          SOLE             SOLE      0    0
YAHOO! CP                      COM              984332106  4016676   89200          SOLE             SOLE      0    0


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